Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Parenthetical) (Detail)		3 Months Ended	12 Months Ended
	Mar. 17, 2016	Mar. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Corporate tax rate			30.00%	30.00%
Mining Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Effective mining tax rate for Gold Fields Operations Limited, GFI Joint Venture Holdings (Proprietary) Limited and owners of South Deep Mine			30.00%	30.00%	30.00%
South African - Components of Mining and Income Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Corporate tax rate	32.50%	35.00%